Government Grants	12 Months Ended
Sep. 30, 2023
Government Grants [Abstract]
Government grants
23.	Government grants

	Year ended September 30, 2023
	Grant recognized in statement of loss	Grant recorded against carrying amount of intangible assets (note 11)	Total grant
	$	$	$

Other grants	377,080	268,460	645,540
Total grants	377,080	268,460	645,540
R&D tax credit	225,609	256,234	481,843
Total grants and R&D tax credits	602,689	524,694	1,127,383

	Year ended September 30, 2022
	Grant recognized in statement of loss	Grant recorded against carrying amount of property and equipment and intangible assets (notes 9, 11)	Total grant
	$	$	$
	(Restated – note 2)	(Restated – note 2)	(Restated – note 2)
Canada Emergency Wage Subsidy	83,735	33,684	117,419
Other grants	351,713	917,104	1,268,817
Total grants	435,448	950,788	1,386,236
R&D tax credit	70,191	776,050	846,241
Total grants and R&D tax credits	505,639	1,726,838	2,232,477

	Year ended September 30, 2021
	Grant recognized in statement of loss	Grant recorded against carrying amount of property and equipment and intangible assets (notes 9, 11)	Total grant
	$	$	$
	(Restated – note 2)	(Restated – note 2)	(Restated – note 2)
Canada Emergency Wage Subsidy	876,434	391,886	1,268,320
Interest free loan	1,192,741	1,109,904	2,302,645
Other grants	95,619	485,037	580,656
Total grants	2,164,794	1,986,827	4,151,621
R&D tax credit	237,364	995,506	1,232,870
Total grants and R&D tax credits	2,402,158	2,982,333	5,384,491

The amounts recorded in reduction of property and equipment and intangible assets were nil and $524,694, respectively (nil and $1,726,838 in 2022, respectively).

Within Canada, the Company participated in the Canada Emergency Wage Subsidy (“CEWS”), a grant measure of the Canadian government as a response to the COVID-19 pandemic. CEWS provides qualifying companies with a monthly financial support grant based on payroll, subject to certain caps. Eligibility is triggered by and scaled according to the reduction in year-over-year Canadian revenue on a month-by-month basis.

Within Canada, the Company participated in the Industrial Research Assistance Program (“IRAP”) with the National Research Council of Canada. IRAP provides fundings for eligible projects to companies, to increase their innovation capacity and take ideas to market.

Within Israel, the Company participated in the Israeli National Authority for Technological Innovation (“IIA”). IIA provides fundings for eligible projects to companies, to effectively address the dynamic and changing needs of the local and international innovation ecosystems.

There are no unfulfilled conditions or contingencies attached to the above grants.